INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of short-term investment and long-term investment

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Short-term investments
Short-term held-to-maturity debt investments	72,878	63,461	4,753
Structured note - maturity within 1 year	—	—	104,052
Total short-term investments	72,878	63,461	108,805

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Structured note (see note above)	111,064	113,663	—
Investments accounted for at Fair Values	73,089	23,127	24,117
Equity investments without Readily Determinable Fair Values	111,085	53,539	46,709
Equity method investments	29,085	29,607	27,031
Total long-term investments	324,323	219,936	97,857

Schedule of marketable securities

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Fair value at the beginning of the year	148,580	73,089	23,127
Purchase of securities	30,665	—	—
Disposal of securities	(89,331)	(30,683)	—
Change in fair value of securities	(18,636)	(19,142)	828
Foreign currency translation adjustments	1,811	(137)	162
Fair value at the end of the year	73,089	23,127	24,117

Schedule of equity investments without readily determinable fair values

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Initial cost basis	112,788	55,677	48,210
Accumulated impairment	(1,703)	(2,138)	(1,501)
Total carrying value	111,085	53,539	46,709